Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MERK HARD CURRENCY ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Merk Hard Currency ETF (the "Fund") seeks to profit from a rise in hard currencies relative to the U.S. dollar.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on purchases and sales of shares, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on purchases and sales of shares, which are not reflected in the table or example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in “hard currency” denominated investments. The Fund normally invests in a basket of hard currency denominated investments composed of high quality, short-term debt instruments, including sovereign debt, and in gold and gold-related securities. Hard currencies are currencies of countries pursuing what Merk believes to be “sound” monetary policy and gold. Sound monetary policy is defined by Merk as providing an environment fostering long-term price stability. Merk considers gold to be the only currency with intrinsic value because, unlike other currencies, it does not derive its value from governmental regulation and it is a tangible asset; as such, in Merk's view, gold qualifies as a hard currency. To the extent that the Fund invests in gold, it may do so by investing in physical gold or indirectly through gold-related securities, which are U.S. listed exchange traded products (“ETPs”) that invest in directly in gold bullion. The Fund is an exchange traded fund (an “ETF”) that is actively managed.

Merk will determine currency allocations based on its analysis of monetary policies pursued by global central banks and economic environments. Merk's analysis of monetary policies pursued by global central banks evaluates the decision-making processes of central banks around the world. Merk’s analysis of economic environments applies fundamental research to assess economic data and the dynamics driving government policy. Merk searches for currencies that, in Merk’s opinion, are backed by sound monetary policy or gold. Once this determination has been made, money market or other debt instruments will be selected to create a liquid portfolio of short duration and high credit quality. Merk may adapt the currency allocations as its analysis of monetary policies and economic environments evolves.

The Fund will specifically seek the currency risk of select countries pursuing what Merk believes are sound monetary policies. As long-term price stability is unlikely to be achieved by most currencies, if any, Merk focuses on a country’s monetary policy that fosters such stability. Merk will invest in a basket of hard currency denominated investments that may include gold and gold-related securities to reduce the Fund's exposure to the risks of any one currency.

To try to reduce interest rate and credit risk to its portfolio, the Fund seeks to maintain a weighted average portfolio maturity of less than eighteen months, although the Fund may maintain a weighted average portfolio maturity of greater than eighteen months at any given time. In addition, the Fund only buys money market or other short-term debt instruments that are rated in the top three ratings by a U.S. nationally recognized ratings service or that Merk considers comparable in quality to instruments rated in the top three ratings. To gain exposure to foreign hard currencies, the Fund may also invest in a combination of U.S. dollar denominated securities and forward currency contracts. As a non-diversified fund under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund focuses its investments in the securities of a few number of issuers.

The Fund may invest in other ETPs including ETFs, which are registered under the 1940 Act, and other types of ETPs, including commodity-based trust shares and trust issued receipts, which are not registered under the 1940 Act.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in "hard currency" denominated investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's net asset value ("Net Asset Value") and investment return will fluctuate based upon changes in the value of its portfolio securities. You can lose money on your investment in the Fund or the Fund could underperform other investments. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the value of the Fund’s portfolio, trading price, yield, total return and/or ability to meet its objectives. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Active Management Risk. Active investment management strategies could result in losses to the Fund if investments do not perform as expected.

Call Risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

Cash Redemption Risk. The Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Counterparty Risk. A counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. The Fund may experience delays in obtaining recovery, or obtain limited or no recovery in such circumstances.

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

Currency Exchange Rate Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including foreign securities, forward currency contracts and cross currency forwards.

Exchange-Traded Products Risk. The risks of investment in other ETPs, including commodity-based trust shares and trust issued receipts, typically reflect the risks of the types of instruments in which such ETPs invest, spanning a wide range of commodities, derivatives, and/or other securities designed to track the price, performance and dividend yield of a particular commodity, security, securities market index or sector of an index. Investment in ETPs that invest in gold bullion subject the Fund to gold and gold-related securities risk as discussed in this Prospectus. To the extent an ETP invests in non-U.S. instruments, the Fund may be subject to the risks related to foreign instruments. When the Fund makes such investments, shareholders bear their proportionate share of the fees and expenses of the ETP held by the Fund, as well as their proportionate share of the Fund’s fees and expenses. Shares of ETPs may trade at a premium or discount to their NAV. ETPs other than ETFs are not regulated under the 1940 Act and are not afforded the protections afforded thereunder.

Fixed-Income Securities Risk. The value of a debt security depends generally on the issuer’s credit rating and the interest rate of the security.

Foreign Instruments Risk. Foreign investments are also subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. As foreign securities may trade on days that the Fund and/or the Fund's primary listing exchange is not open, the value of the Fund’s portfolio may change on days on which shareholders will not be able to transact in Fund shares.

Foreign Trading Risk. Government supervision and regulation of foreign currency markets, trading systems and brokers may be different or less than in the U.S.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated. The use of forward currency contracts subjects the Fund to counterparty risk, as discussed in this Prospectus. Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative is open, unless they are replaced with appropriate assets. As a result, the commitment of a large portion of the Fund’s assets to cover or to segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its currency investments.

Gold and Gold-Related Securities Risk. The value of physical gold and gold-related securities may fluctuate due to overall market movements and other factors affecting the price of gold, such as inflation, interest rates, currency fluctuations, gold supply and demand, or political and regulatory developments.

Interest Rate Risk. The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the fixed-income securities in which the Fund may invest.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have adverse effect on the Fund.

Market Trading Risk.An investment in the Fund may include numerous market trading risks, including the potential lack of an active market for shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In addition, trading shares of the Fund on the Fund's primary listing exchange may be halted. Any of these factors may lead to the shares trading at a premium or discount to the Fund’s per share NAV. Investors buying or selling shares of the Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers. Brokerage commissions may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Offshore Investor Risk. The opportunity for offshore investors, such as the Fund, to access certain non-U.S. markets can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity, and pricing of securities designed to provide offshore investors with exposure to such markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in certain foreign markets.

Premium and Discount Risk. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk may be heightened in times of market volatility or periods of steep market declines.

Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, some countries have refused to honor their payment obligations on issued bonds.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. In the event regulations are adopted excluding from the definition of “qualifying income” a regulated investment company’s foreign currency gains not “directly related” to its “principal business” of investing in securities, the Board may authorize a significant change in investment strategy or Fund liquidation.

Temporary Defensive Position Risk. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Valuation Risk. The value of certain instruments in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly created and does not have a full calendar year of performance. Performance information will be included after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is newly created and does not have a full calendar year of performance. Performance information will be included after the Fund has been in operation for one calendar year.
MERK HARD CURRENCY ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 287

[1]	The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay an aggregate fee up to 0.25% of the average daily net assets of the Fund as compensation for the distribution-related and/or shareholder services. The Trust's Board of Trustees (the "Board") has set the current level of fees to be paid by the Fund under the Rule 12b-1 plan at 0.00%. Accordingly, no distribution fees collected pursuant to the Rule 12b-1 plan are currently charged to the Fund. Fees pursuant to the Rule 12b-1 plan may only be imposed upon a Board determination that such fees are in the best interest of shareholders, and there are no current plans to impose these fees.
[2]	"Other expenses" are based on estimated amounts for the current fiscal year.
[3]	Merk Investments LLC ("Merk") has contractually agreed to waive its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.79% through at least July 31, 2015 (the "Expense Cap"). Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply. The Expense Cap may be changed or eliminated only with the consent of the Board.